Financial Instruments	12 Months Ended
Dec. 31, 2015
Investments, All Other Investments [Abstract]
Financial Instruments
4.	Financial Instruments:

The Partnerships trade Futures Interests. Futures and forwards represent contracts for delayed delivery of an instrument at a specified date and price.

The fair value of an exchange-traded contract is based on the settlement price quoted by the exchange on the day with respect to which fair value is being determined. If an exchange-traded contract could not have been liquidated on such day due to the operation of daily limits or other rules of the exchange, the settlement price will be equal to the settlement price on the first subsequent day on which the contract could be liquidated.

The exchange-traded contracts and the off-exchange traded contracts are fair valued on a daily basis.

The Partnerships’ contracts are accounted for on a trade-date basis. Gains or losses are realized when the contracts are liquidated and are determined using the first-in, first-out method.

The net unrealized gains (losses) on open contracts at December 31, 2015 and 2014, respectively, reported as a component of “Equity in trading account” in the Statements of Financial Condition, and their longest contract maturities were as follows:

Charter Campbell

	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(300,605)	$51,849	$(248,756)	Mar. 2017	Mar. 2016
2014	774,574	518,669	1,293,243	Mar. 2016	Mar. 2015

Charter Aspect
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$(456,505)	$242,501	$(214,004)	Jun. 2018	Mar. 2016
2014	2,349,455	394,990	2,744,445	Jun. 2017	Mar. 2015
Charter WNT
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
2015	$292,925	$(52,666)	$240,259	Dec. 2018	Jun. 2016
2014	1,355,696	(189,115)	1,166,581	Mar. 2018	Jun. 2015

In general, the risks associated with off-exchange-traded contracts are greater than those associated with exchange-traded contracts because of the greater risk of default by the counterparty to an off-exchange-traded contract. The Partnerships have credit risk associated with counterparty nonperformance. As of the date of the respective financial statements, the credit risk associated with the instruments in which each Partnership trades is limited to the unrealized gains (losses) amounts reflected in the respective Partnership’s Statements of Financial Condition. The net unrealized gains (losses) on open contracts are further disclosed by type of contract and corresponding fair value level in Note 6, “Fair Value Measurements.”

The Partnerships also have credit risk because MS&Co. acts as the futures commission merchant and/or counterparty, as applicable, with respect to most of the Partnerships’ assets. Exchange-traded futures and exchange-traded forward contracts are fair valued on a daily basis, with variations in value settled on a daily basis. MS&Co., which is acting as a commodity futures broker for each Partnership’s exchange-traded futures and exchange-traded forward contracts, is required, pursuant to regulations of the Commodity Futures Trading Commission, to segregate from its own assets, and for the sole benefit of its commodity customers, total cash and unrealized gain (loss) on open exchange-traded contracts with MS&Co., acting as a commodity broker for the Partnerships trading of Futures Interests, totaling $6,506,899 and $25,873,811 for Charter Campbell, $11,291,063 and $38,457,819 for Charter Aspect, and $10,766,143 and $31,907,877 for Charter WNT at December 31, 2015, and 2014, respectively. With respect to each Partnership’s off-exchange-traded forward currency contracts and forward currency option contracts, there are no daily settlements of variation in value, nor is there any requirement that an amount equal to the net unrealized gains (losses) on such contracts be segregated. However, each Partnership is required to meet margin requirements equal to the net unrealized loss on open forward currency contracts in each Partnership’s account with the counterparty, which is accomplished by daily maintenance of the cash balance in custody accounts held at MS&Co., for the benefit of MS&Co. With respect to those off-exchange-traded forward currency contracts, the Partnerships are at risk to the ability of MS&Co., the sole counterparty on all such contracts, to perform. Each Partnership has a netting agreement with MS&Co. The primary terms are based on industry standard master netting agreements. These agreements, which seek to reduce both the Partnerships’ and MS&Co.’s exposure on off-exchange-traded forward currency contracts, including options on such contracts, should materially decrease the Partnerships’ credit risk in the event of MS&Co.’s bankruptcy or insolvency.

The General Partner monitors and attempts to control the Partnerships’ risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly, believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Partnerships may be subject. These monitoring systems generally allow the General Partner to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, online monitoring systems provide account analysis of futures, forwards and options positions by sector, margin requirements, gain and loss transactions and collateral positions.

The futures, forwards and options traded, and the U.S. Treasury bills held, by the Partnerships involve varying degrees of related market risk. Market risk is often dependent upon changes in the level or volatility of interest rates, exchange rates, and prices of financial instruments and commodities, factors that result in frequent changes in the fair value of the Partnerships’ open positions, and consequently in their earnings, whether realized or unrealized, and cash flow. Gains and losses on open positions of exchange-traded futures and exchange-traded forward contracts are settled daily through variation margin. Gains and losses on off-exchange-traded forward currency contracts are settled upon termination of the contract.